Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Cash Flows [Abstract]
Cash acquired from acquisition	$ 18.7	$ 73.5	$ 15.8